                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
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                         MASSACHUSETTS INVESTORS TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2005
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ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 09/30/05

MASSACHUSETTS INVESTORS TRUST

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

Massachusetts Investors Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2005

ISSUER                                                                                              SHARES                $ VALUE
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
STOCKS - 99.7%
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AEROSPACE - 4.5%
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Lockheed Martin Corp.^                                                                           1,769,890         $  108,034,086
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United Technologies Corp.                                                                        2,597,780            134,668,915
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                                                                                                                   $  242,703,001
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APPAREL MANUFACTURERS - 0.8%
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Nike, Inc., "B"                                                                                    508,730         $   41,553,066
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BANKS & CREDIT COMPANIES - 7.9%
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American Express Co.                                                                             1,214,330         $   61,056,512
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Ameriprise Financial, Inc.(S)(S)*                                                                   73,266              2,622,923
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Bank of America Corp.                                                                            2,382,840            100,317,564
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Citigroup, Inc.                                                                                  1,118,873             50,931,099
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J.P. Morgan Chase & Co.                                                                          1,687,680             57,262,982
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SLM Corp.                                                                                        1,412,210             75,750,944
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Wells Fargo & Co.                                                                                1,283,028             75,146,950
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                                                                                                                   $  423,088,974
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BIOTECHNOLOGY - 4.2%
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Amgen, Inc.*                                                                                     1,401,250         $  111,637,588
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Genzyme Corp.*                                                                                     556,890             39,895,600
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Gilead Sciences, Inc.*                                                                           1,470,090             71,681,588
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                                                                                                                   $  223,214,776
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BROADCAST & CABLE TV - 2.5%
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Univision Communications, Inc., "A"^*                                                            1,462,980         $   38,812,859
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Viacom, Inc., "B"^                                                                               1,586,928             52,384,493
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Walt Disney Co.                                                                                  1,857,680             44,825,818
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                                                                                                                   $  136,023,170
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BROKERAGE & ASSET MANAGERS - 3.9%
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Goldman Sachs Group, Inc.                                                                          768,480         $   93,431,798
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Legg Mason, Inc.^                                                                                  506,949             55,607,236
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Lehman Brothers Holdings, Inc.^                                                                    504,690             58,786,291
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                                                                                                                   $  207,825,325
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BUSINESS SERVICES - 1.4%
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Accenture Ltd., "A"^                                                                             1,053,320         $   26,817,527
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Amdocs Ltd.^*                                                                                    1,762,510             48,874,402
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                                                                                                                   $   75,691,929
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CHEMICALS - 1.9%
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Dow Chemical Co.                                                                                 1,177,440         $   49,063,925
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Monsanto Co.                                                                                       874,510             54,875,503
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                                                                                                                   $  103,939,428
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COMPUTER SOFTWARE - 2.6%
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Adobe Systems, Inc.                                                                                498,600         $   14,883,210
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Oracle Corp.*                                                                                    7,060,280             87,476,869
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Symantec Corp.*                                                                                  1,756,300             39,797,758
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                                                                                                                   $  142,157,837
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COMPUTER SOFTWARE - SYSTEMS - 3.7%
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Apple Computer, Inc.*                                                                            1,040,830         $   55,798,896
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Dell, Inc.*                                                                                      2,700,780             92,366,676
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International Business Machines Corp.                                                              639,340             51,287,855
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                                                                                                                   $  199,453,427
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CONSTRUCTION - 0.9%
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Masco Corp.^                                                                                     1,640,270         $   50,323,484
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CONSUMER GOODS & SERVICES - 5.3%
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Avon Products, Inc.^                                                                               973,410         $   26,282,070
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Colgate-Palmolive Co.^                                                                           1,354,390             71,498,248
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Procter & Gamble Co.^                                                                            1,691,406            100,571,001
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Reckitt Benckiser PLC                                                                            2,885,723             87,874,027
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                                                                                                                   $  286,225,346
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ELECTRICAL EQUIPMENT - 1.6%
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Tyco International Ltd.^                                                                         3,069,300         $   85,480,005
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ELECTRONICS - 3.6%
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Analog Devices, Inc.                                                                             1,497,740         $   55,626,064
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Intel Corp.                                                                                      1,313,600             32,380,240
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Samsung Electronics Co. Ltd., GDR                                                                  135,900             38,663,550
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SanDisk Corp.^*                                                                                    725,800             35,019,850
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Xilinx, Inc.^                                                                                    1,151,800             32,077,630
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                                                                                                                   $  193,767,334
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ENERGY - INDEPENDENT - 2.7%
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EnCana Corp.^                                                                                    1,277,880         $   74,513,183
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EOG Resources, Inc.                                                                                947,570             70,972,993
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                                                                                                                   $  145,486,176
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ENERGY - INTEGRATED - 4.2%
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Amerada Hess Corp.^                                                                                505,400         $   69,492,500
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BP PLC, ADR                                                                                        895,372             63,437,106
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TOTAL S.A., ADR^                                                                                   685,040             93,042,133
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                                                                                                                   $  225,971,739
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FOOD & NON-ALCOHOLIC BEVERAGES - 3.4%
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Coca-Cola Co.                                                                                      944,000         $   40,771,360
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Nestle S.A                                                                                         184,987             54,170,425
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PepsiCo, Inc.^                                                                                   1,529,996             86,766,073
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                                                                                                                   $  181,707,858
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GAMING & LODGING - 1.6%
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Carnival Corp.                                                                                   1,171,020         $   58,527,580
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Hilton Group PLC                                                                                 5,305,750             29,422,596
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                                                                                                                   $   87,950,176
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GENERAL MERCHANDISE - 2.4%
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Target Corp.^                                                                                    1,514,570         $   78,651,620
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Wal-Mart Stores, Inc.                                                                            1,092,770             47,885,181
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                                                                                                                   $  126,536,801
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INSURANCE - 3.7%
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American International Group, Inc.                                                               2,636,662         $  163,367,577
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Genworth Financial, Inc., "A"                                                                    1,144,250             36,890,620
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                                                                                                                   $  200,258,197
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INTERNET - 1.0%
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eBay, Inc.^*                                                                                       256,890         $   10,583,868
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Yahoo!, Inc.*                                                                                    1,311,960             44,396,726
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                                                                                                                   $   54,980,594
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LEISURE & TOYS - 1.2%
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Electronic Arts, Inc.^*                                                                          1,107,650         $   63,014,209
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MACHINERY & TOOLS - 2.0%
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Caterpillar, Inc.^                                                                               1,362,700         $   80,058,625
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Illinois Tool Works, Inc.^                                                                         298,690         $   24,591,148
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                                                                                                                   $  104,649,773
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MEDICAL EQUIPMENT - 3.9%
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Boston Scientific Corp.^*                                                                        1,336,390         $   31,231,434
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Guidant Corp.                                                                                      485,080             33,417,161
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Medtronic, Inc.^                                                                                 1,203,460             64,529,525
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Synthes, Inc.                                                                                      264,290             30,916,365
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Zimmer Holdings, Inc.^*                                                                            714,920             49,250,839
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                                                                                                                   $  209,345,324
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NETWORK & TELECOM - 2.6%
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Cisco Systems, Inc.*                                                                             4,819,791         $   86,418,853
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QUALCOMM, Inc.^                                                                                  1,151,790             51,542,603
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                                                                                                                   $  137,961,456
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OIL SERVICES - 4.0%
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Halliburton Co.                                                                                  1,214,490         $   83,216,855
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Noble Corp.^                                                                                     1,052,460             72,051,412
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Transocean, Inc.^*                                                                                 929,570             56,991,937
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                                                                                                                   $  212,260,204
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PERSONAL COMPUTERS & PERIPHERALS - 2.2%
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EMC Corp.*                                                                                       9,098,500         $  117,734,590
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PHARMACEUTICALS - 10.0%
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Abbott Laboratories                                                                              2,215,300         $   93,928,720
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Eli Lilly & Co.                                                                                  1,447,980             77,495,890
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Johnson & Johnson^                                                                               2,419,588            153,111,529
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Roche Holdings AG^                                                                                 407,434             56,601,610
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Teva Pharmaceutical Industries Ltd., ADR^                                                        1,281,500             42,827,730
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Wyeth^                                                                                           2,381,860            110,208,662
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                                                                                                                   $  534,174,141
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SPECIALTY CHEMICALS - 1.0%
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Praxair, Inc.                                                                                    1,133,510         $   54,329,134
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SPECIALTY STORES - 2.8%
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Gap, Inc.                                                                                        2,387,200         $   41,608,896
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Staples, Inc.                                                                                    2,726,490             58,128,767
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TJX Cos., Inc.^                                                                                  2,515,700             51,521,536
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                                                                                                                   $  151,259,199
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TELECOMMUNICATIONS - WIRELESS - 0.8%
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Vodafone Group PLC, ADR^                                                                         1,753,094         $   45,527,851
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TELEPHONE SERVICES - 1.3%
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Sprint Nextel Corp.                                                                              2,939,279         $   69,896,055
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TOBACCO - 1.9%
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Altria Group, Inc.                                                                               1,381,180         $  101,806,778
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TRUCKING - 0.8%
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FedEx Corp.                                                                                        499,870         $   43,553,673
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UTILITIES - ELECTRIC POWER - 1.4%
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Entergy Corp.                                                                                      223,570         $   16,615,722
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Exelon Corp.^                                                                                    1,052,470             56,243,997
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                                                                                                                   $   72,859,719
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Total Stocks                                                                                                       $5,352,710,749
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COLLATERAL FOR SECURITIES LOANED - 5.8%
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Navigator Securities Lending Prime Portfolio, at Net Asset Value                               309,468,140         $  309,468,140
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ISSUER                                                                                          PAR AMOUNT                $ VALUE
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SHORT-TERM OBLIGATION - 0.4%
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General Electric Capital Corp., 3.85%, due 10/03/05 <                                        $  21,018,000         $   21,013,504
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Total Investments ~                                                                                                $5,683,192,393
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OTHER ASSETS, LESS LIABILITIES - (5.9)%                                                                              (315,363,561)
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Net Assets - 100.0%                                                                                                $5,367,828,832
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     ~ As of September 30, 2005, the fund had one security representing $61,056,512 and 1.1% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
(S)(S) When-issued security. Security represents the Trust's entitlement to shares distributed on September 30, 2005 as a result of ownership of American Express Co.
     * Non-income producing security.
     ^ All or a portion of this security is on loan.
     < The rate shown represents an annualized yield at time of purchase.
       ADR = American Depository Receipt
       GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MASSACHUSETTS INVESTORS TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/05

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $5,141,620,507
                                                              ==============
Gross unrealized appreciation                                 $  729,356,747
Gross unrealized depreciation                                   (187,784,861)
                                                              --------------
    Net unrealized appreciation                               $  541,571,886
                                                              ==============

BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, CONTACT YOUR INVESTMENT PROFESSIONAL OR VIEW ONLINE AT MFS.COM. READ IT CAREFULLY.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 23, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2005
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* Print name and title of each signing officer under his or her signature.